Derivatives and hedging (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)	$ 261	$ (327)
Designated as Hedging Instrument | Forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	$ 7,500	20,400
Fair value of outstanding forward contracts, asset		179
Fair value of outstanding forward contracts, liability		$ 598